Nature of operations	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Nature of operations

1.	Nature of operations

Almaden Minerals Ltd. (the “Company” or “Almaden”) was formed by amalgamation under the laws of the Province of British Columbia, Canada on February 1, 2002. The Company is an exploration stage public company that is engaged directly in the exploration and development of exploration and evaluation property in Mexico. The Company’s shares are trade on the TSX Exchange under the symbol “AMM”. The address of the Company’s registered office is Suite 1710 –1177 West Hastings Street, Vancouver, BC, Canada V6E 2L3.

The Company is in the business of exploring and developing mineral projects and its principal asset is the Ixtaca precious metals project located on its Tuligtic claim in Mexico. The Company has not yet determined whether this project has economically recoverable mineral reserves. The recoverability of amounts shown for mineral properties is dependent upon the establishment of a sufficient quantity of economically recoverable reserves, the ability of the Company to obtain the necessary financing or participation of joint venture partners to complete development of the properties, and upon future profitable production or proceeds from the disposition of exploration and evaluation assets. As discussed in Note 7, title to the Company’s project was revoked by the Mexican government.

These consolidated financial statements were prepared on a “going concern” basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As of December 31, 2024, the Company had a working capital surplus of $4,419,904 (2023 – $4,830,735). The Company does not currently hold any revenue-generating properties and therefore continues to incur losses. The Company incurred a net loss for the year ended December 31, 2024, of $2,875,061 (2023 – $64,148,145 – Revised – Note 19; 2022 – $11,838,257 – Revised – Note 19) and negative cash flows from operations of $902,436 for the year ended December 31, 2024 (2023 – $1,483,006; 2022 – $1,653,398). As at December 31, 2024, the Company had an accumulated deficit of $161,445,385 (2023 – $158,570,324 – Revised – Note 19). The Company’s ability to continue as a going concern is dependent upon its ability in the future to achieve profitable operations and in the meantime, to obtain the necessary financing to repay its liabilities when they become due. Management estimates that there is sufficient working capital to sustain operations for the next twelve months. External financing will be sought to finance the operations of the Company and enable the Company to continue its efforts towards the exploration and development of its mineral properties. There can be no assurance that steps management is taking will be successful. These consolidated financial statements do not include adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern and such adjustments could be material.